Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The loss from continuing operations before income taxes consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(17,847)	$(11,430)	$6,139
United States	(30,178)	(31,943)	(30,343)
Foreign	(6,430)	7,628	(24,244)
Total pre-tax loss	$(54,455)	$(35,745)	$(48,448)
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current expense:
United Kingdom	$—	$101	$513
United States	7	85	541
Foreign	416	877	116
Total current expense	423	1,063	1,170
Deferred benefit:
United Kingdom	—	25,436	175
United States	—	43,017	(10,170)
Foreign	(807)	(784)	(833)
Total deferred expense	(807)	67,669	(10,828)
Total provision for income taxes	$(384)	$68,732	$(9,658)
The Company’s subsidiaries incorporated in the United Kingdom were subject to the U.K. corporation tax rate at 25.0%, 25.0%, and 23.5% for the years ended December 31, 2025, 2024 and 2023, respectively. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.
A reconciliation of the income tax benefit calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2025		2024		2023
Tax benefit at United Kingdom statutory rate(1)	$(13,613)	25.0%	$(6,754)	18.9%	$(11,655)	24.1%
United States Operations
Nondeductible expenses	1,433	(2.6)%	752	(2.1)%	48	(0.1)%
Change in valuation allowance	6,190	(11.4)%	50,935	(142.5)%	—	—%
Other	(163)	0.3%	(1,659)	4.6%	(2,025)	4.2%
Cayman Islands Operations
Statutory tax rate differential	1,411	(2.6)%	(3,762)	10.5%	2,807	(5.8)%
Other foreign jurisdictions	(602)	1.1%	925	(2.6)%	(4)	—%
Change in valuation allowance	5,502	(10.1)%	28,399	(79.5)%	—	—%
Nontaxable income	(1,750)	3.2%	(1,273)	3.6%	(45)	0.1%
Other	1,208	(2.2)%	1,169	(3.3)%	1,216	(2.5)%
	$(384)	0.7%	$68,732	(192.3)%	$(9,658)	19.9%
(1) U.K. statutory tax rate of 25.0%, 25.0%, and 23.5% for the years ended December 31, 2025, 2024, and 2023, respectively. The U.K. statutory tax rate is used rather than the U.S. tax rate because a UK holding company is the parent company of all the Promethean operating companies. In the table above, tax rates for 2024 and 2023 differ from U.K. statutory tax rates due to the impact of discontinued operations in those years (refer to Note 20. Discontinued Operations for additional details).
Deferred income taxes are recognized for the future tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities. Significant components of the Company’s net deferred tax assets and liabilities are as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets:
Accrued expense	$6,799	$7,746
Deferred revenue	4,299	4,015
Inventories	369	196
Intangible assets	1,466	1,806
Fixed assets	876	982
R&D costs	6,270	8,171
Losses and credit carryforwards	68,599	58,565
Share-based compensation	356	431
Other	3,176	1,652
Total deferred tax assets before valuation allowance	92,210	83,564
Less: valuation allowance	(87,419)	(80,054)
Total deferred tax assets	4,791	3,510
Deferred tax liability:
Intangible assets	(13,420)	(12,828)
Other	(284)	(404)
Total deferred tax liabilities	(13,704)	(13,232)
Net deferred tax liabilities	$(8,913)	$(9,722)
The Company recorded valuation allowances of $87,419 and $80,054 as of December 31, 2025 and 2024, respectively. As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. During 2024, the Company assessed the available positive and negative evidence in evaluating the realizability of its existing deferred tax asset. Two significant pieces of objective negative evidence identified were the cumulative pre-tax losses in the U.S. and U.K. in recent years, and the year-over-year decline in sales due to reduced customer demand. Such objective evidence limits the ability to consider more subjective evidence, such as projections for future improved operating results. On the basis of this evaluation, the Company recorded a full valuation allowance against these U.S. and U.K. deferred tax assets, due to the uncertainty regarding their realizability. Based on the results of operations in 2025, the Company has maintained this full valuation allowance against its U.S. and U.K. deferred tax assets as of December 31, 2025.
As of December 31, 2025, management determined that there is sufficient positive evidence to conclude that it is more likely than not that certain of its deferred tax assets outside the U.S. and U.K. were realizable. The valuation allowances that are provided on certain of these non-U.S. and non-U.K. deferred tax assets mainly relate to specific tax losses carried forward due to the uncertainty surrounding their realization.
If events occur in the future that improve the certainty of realization for those deferred assets for which a valuation allowance is recorded as of December 31, 2025, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced. The valuation allowance has no impact on its tax loss carryforwards position for tax purposes, and if the Company generates taxable income in future periods, the Company will be able to use its tax loss carryforwards to offset taxes due at that time.
As of December 31, 2025, the Company had loss carryforwards in the UK of approximately $137,685 which do not expire, in the US of approximately $145,025, of which $9,397 expire in 2038 if not utilized and $135,628 which do not expire, and in China of approximately $135 which expire in 2026 if not utilized. In addition, there is approximately $3,407 of US state loss carryforwards which will expire on various dates through 2044 if not utilized.
There have been recent tax law developments in jurisdictions in which the Company operates. From a global perspective, the Organization of Economic Cooperation and Development (“OECD”) introduced its Pillar II Framework Model Rules (“Pillar 2”) global minimum tax rules, which have been adopted in some jurisdictions (a 15% jurisdictional minimum generally applicable to multinational groups with consolidated revenue of €750,000 or more) with effective dates beginning in 2024–2025. The adoption of this standard does not have a material impact on the Company's consolidated financial statements, but the Company will continue to monitor any future developments related to this standard. In the U.S., the One Big Beautiful Bill Act of 2025 (“OBBBA”) made permanent certain provisions of the 2017 Tax Cuts and Jobs Act and introduced additional corporate tax changes, many of which are effective for tax years beginning after 2025. The Company does not expect this new tax law to have a material impact on its results of operations.
The Company received net cash refunds as follows:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(2,019)	$(1,218)	$(428)
United States	64	(548)	(1,030)
Germany	217	369	544
Poland	381	—	—
Total cash received for tax refunds, net	$(1,357)	$(1,397)	$(914)
The Company has no uncertain tax positions as of December 31, 2025 and 2024, respectively. The Company’s policy is to recognize interest and penalties associated with uncertain tax positions as a component of income tax expense. As of December 31, 2025 and 2024, the Company has no accrued interest or penalties related to uncertain tax positions.
The amount of the Company's undistributed earnings amounted to approximately $7,675 and $6,247 as of December 31, 2025 and 2024, respectively, as such earnings are considered indefinitely reinvested or may be remitted tax-free upon distribution. It is not practicable to estimate the amount of deferred tax liability related to the undistributed earnings, and so no deferred tax liability was recorded as of December 31, 2025 and 2024, respectively.